Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions And Dispositions Tables [Abstract]
Schedule Of Business Acquisitions By Acquisition Fair Value Consideration [Table Text Block]
Agreed enterprise value	$4,719
Less: fair value of assumed long-term debt outstanding, net	(1,255)
Cash consideration paid to DPL's common stockholders	3,464
Add: cash paid for outstanding stock-based awards	19
Total cash consideration paid	$3,483

Schedule of Purchase Price Allocation [Table Text Block]
Cash	$116
Accounts receivable	278
Inventory	124
Other current assets	41
Property, plant and equipment	2,549
Intangible assets subject to amortization	166
Intangible assets - indefinite-lived	5
Regulatory assets	201
Other noncurrent assets	58
Current liabilities	(401)
Non-recourse debt	(1,255)
Deferred taxes	(558)
Regulatory liabilities	(117)
Other noncurrent liabilities	(195)
Redeemable preferred stock	(18)
Net identifiable assets acquired	994
Goodwill	2,489
Net assets acquired	$3,483

Business Acquisition, Pro Forma Information [Table Text Block]
		Net Income (Loss)
		Attributable to The
	Revenue	AES Corporation

	(in millions)
Actual from November 28, 2011 - December 31, 2011	$154	$(6)
Pro forma for 2011 (unaudited)	$18,945	$116
Pro forma for 2010 (unaudited)	$17,659	$101